Special Purpose Entities - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Loans Payable, Current	$ 14,914	$ 6,373
Loans Payable, Noncurrent	73,128	74,640
Interest Expense	20,806	12,548
Equity Method Investment, Summarized Financial Information [Abstract]
Energy storage systems, net	123,703	131,569
Deferred revenue, current	36,942	10,948
Deferred revenue, Non current	15,468	9,780
Financing obligation
Loans Payable, Current	14,914	6,373
Loans Payable, Noncurrent	73,128	74,640
Interest Expense	6,900	5,800
Energy Storage Systems
Equity Method Investment, Summarized Financial Information [Abstract]
Energy storage systems, net	91,593	98,358
Deferred revenue, current	3,713	3,507
Deferred revenue, Non current	8,265	6,302
Other Liabilities	3,178	2,608
Unconsolidated SPEs
Revenues recognized associated with sales to the unconsolidated SPEs	12,800	8,800
Cost of service recognized associated with sales to the unconsolidated SPEs	$ 11,800	$ 7,100